Operating Lease (Tables)	12 Months Ended
Mar. 31, 2023
Operating lease [Abstract]
Schedule of operating lease related assets and liabilities
	As of March 31,
	2023	2022

Rights of use lease assets	$156,656	$242,665

Operating lease liabilities	$150,139	$244,861

Schedule of weighted average remaining lease terms and discount rates
	As of March 31,
	2023	2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.46	2.46
Weighted average discount rate	5%	5%

Schedule of maturities of lease liabilities
Twelve months ended March 31, 2024	$110,982
Twelve months ended March 31, 2025 and thereafter	44,141
Total lease payments	155,123
Less: imputed interest	(4,984)
Present value of lease liabilities	$150,139